Supplementary information on oil and gas activities (unaudited) - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Natural gas reserves criteria	Natural gas reserves were converted into liquid equivalent using the conversion factor of 5.615 cubic feet of Natural gas per 1 barrel of liquid equivalent.